Financial instruments and risk management - Gains or Losses Associated with Ten Percent Strengthening of US Dollar (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ 56,000,000	$ (61,000,000)	$ (38,000,000)
Australian dollar [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.70	0.78	0.72
Canadian dollar [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.73	0.79	0.74
Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.14	1.20	1.05
Foreign exchange risk [member] | Australian dollar [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.70	0.78
Effect on net earnings	$ 346,000,000	$ 608,000,000
Amount impacting underlying earnings	1,000,000	47,000,000
Foreign Exchange Gain Loss Amount Impact Directly On Equity	$ (993,000,000)	$ (1,657,000,000)
Foreign exchange risk [member] | Canadian dollar [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.73	0.79
Effect on net earnings	$ (82,000,000)	$ (134,000,000)
Amount impacting underlying earnings	$ 7,000,000	$ 3,000,000
Foreign exchange risk [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.14	1.20
Effect on net earnings	$ 202,000,000	$ 165,000,000
Amount impacting underlying earnings	$ 5,000,000	$ (2,000,000)